Note 4 - Interest Bearing Time Deposits in Banks (Tables)	12 Months Ended
Dec. 31, 2012
Interest Bearing Time Deposits In Banks [Abstract]
Schedule of Maturities of Interest Bearing Time Deposits in Banks [Table Text Block]
Amounts maturing during the years ending December 31:	Weighted Average Rate	Amount
2013	0.91%	$5,225
2014	1.18	11,946
2015	1.49	1,491
2016	2.02	8,949
2017	1.43	1,981

Total	1.42%	$29,592